Net Income Per Unit	6 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
Net Income Per Unit

11. Net Income Per Unit

For the six-month periods ended June 30, 2023, and 2022 the Partnership excluded the effect of 495,867 and 743,800 non-vested unit awards in calculating dilutive EPU for its common unitholders, as they were anti-dilutive. The non-vested units were participating securities because they received distributions from the Partnership and these distributions did not have to be returned to the Partnership if the non-vested units were forfeited by the grantee.

The Partnership’s net income for the six-month periods ended June 30, 2023, and 2022 did not exceed the First Target Distribution Level and as a result, the assumed distribution of net income did not result in the use of increasing percentages to calculate CGP’s interest in net income.

The Two-Class Method was used to calculate EPU as follows:

	For the six-month periods ended June 30,
BASIC and DILUTED	2023	2022
Numerators
Partnership’s net income	$17,440	$45,567
Less:
General Partner’s interest in Partnership’s net income	297	789
Partnership’s net income allocable to unvested units	423	1,043
Common unit holders’ interest in Partnership’s net income	$16,720	$43,735
Denominators
Weighted average number of common units outstanding, basic and diluted	19,639,212	19,316,608
Net income per common unit:
Basic and diluted	$0.85	$2.26